Shareholders’ Equity	6 Months Ended
Jun. 30, 2025
Shareholders’ Equity [Abstract]
SHAREHOLDERS’ EQUITY

14. SHAREHOLDERS’ EQUITY

Ordinary shares

The Company’s authorized share capital is $50,000 divided into 500,000,000 ordinary shares (Ordinary Shares), consisting of 300,000,000 class A Ordinary Shares (Class A Ordinary Shares) of par value of $0.0001 each and 200,000,000 class B Ordinary Shares (Class B Ordinary Shares) of par value of $0.0001 each. All ordinary shares issued and outstanding were fully paid and non-assessable.

Holders of Class A Ordinary Shares and Class B Ordinary Shares have the same rights except for voting and conversion rights. Each Class A Ordinary Share shall entitle the holder thereof to one vote on all matters subject to vote at the general meetings, and each Class B Ordinary Share shall entitle the holder thereof to five (5) votes on all matters subject to vote at the general meetings.

Each Class B ordinary share is convertible into one Class A ordinary share at any time at the option of the holder thereof. Class A Ordinary Shares are not convertible into Class B Ordinary Shares under any circumstances. Upon any sale, transfer, assignment or disposition of Class B Ordinary Shares by a holder to any person or entity which is not the founder of the Company or an affiliate of the founder, or upon a change of ultimate beneficial ownership of Class B Ordinary Shares to any person or entity which is not the founder or an affiliate of the founder, such Class B Ordinary Shares shall be automatically and immediately converted into the same number of Class A Ordinary Shares.

At-the-market offering

On June 10, 2025, the Company entered into an At Market Issuance Sales Agreement to establish an at-the-market equity program, allowing the Company to offer and sell shares of its Class A Ordinary Shares, having an aggregate offering price of up to $150.0 million, from time to time. It is not possible to predict the actual number of Class A Ordinary Shares, if any, we will sell under such agreement, or the actual gross proceeds resulting from those sales.

During the six months ended June 30, 2025, the Company issued and sold 135,740 ordinary shares under the 2025 ATM for gross proceeds of $0.4 million. Related costs incurred during the period were $0.2 million, primarily representing legal fees for the issuance of the ATM.

Business combination

As a part of the acquisition of Uni-Titan LLC, a total of 306,651 shares were delivered to the sellers (see Note 1).

Debt extinguishment

The Company issued 582,940 ordinary shares to Bitmain, offsetting $2,419,200 payables due to Bitmain (see Note 17).